Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,305,075.1
Total Fee Amount	732.63
Total Offset Amount	0
Net Fee	$ 732.63
Offset Table N/A	N/A